Registration No. 2-30070
                                                      Registration No. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 71                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 95                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                              SEPARATE ACCOUNT A
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On [date], pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 71 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life
Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the Equivest Prospectus or Statement of Additional Information or supplements to the Prospectuses, dated May 1, 2001, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 70 to the Form N-4 Registration Statement (File No. 2-30070), filed with the Commission on April 19, 2001 are incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED SEPTEMBER 4, 2001, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIs") FOR:


   o EQUI-VEST (EQUI-VEST Series 100, 200, 300, 400, 500, 800)
   o EQUI-VEST employer sponsored
   o EQUI-VEST Express
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1. NEW VARIABLE INVESTMENT OPTIONS:

We anticipate making available the EQ/Calvert Socially Responsible option (some contracts already have this option) and the EQ/Marsico Focus option described below on or about October 22, 2001, subject to state availability. To reflect availability of these variable investment options, the following changes and additions are made as indicated:

A. The following is added to the Prospectuses under "Fee table". (Information about the EQ/Calvert Socially Responsible option is added to the EQUI-VEST Express and EQUI-VEST series 100, 200, 300, 400, 500, 800 prospectuses only, since it already appears in the EQUI-VEST Employer Sponsored prospectus):


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 OTHER
                                                                                                EXPENSES           NET
       VARIABLE                                                                                  (AFTER           TOTAL
      INVESTMENT                                INVESTMENT                           12B-1       EXPENSE          ANNUAL
        OPTION               OBJECTIVE          ADVISOR(1)      MANAGEMENT FEE(2)    FEE(3)    LIMITATION)(4)   EXPENSES(5)
-----------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially   Long-term capital     Calvert Asset     0.65%                0.25%      0.15%            1.05%
Responsible           appreciation          Management
                                            Company, Inc.
                                            Brown Capital
                                            Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus      Long-term growth of   Marsico Capital   0.90%                0.25%      0.00%            1.15%
                      capital               Management, LLC
-----------------------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in either of these variable investment options will depend on the investment performance of the corresponding portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the portfolio.

(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital will be invested for EQ/Marsico Focus portfolio on August 31, 2001, "Other Expenses" shown are estimated. See footnote (5) for any expense limitation agreements.

(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to: (i) the EQ/Calvert Socially Responsible portfolio that began on May 1, 2001 and ends on April 30, 2002; and (ii) the EQ/Marsico Focus Portfolio that will begin on or about August 31, 2001 and end on April 30, 2002. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. The EQ/Marsico Focus Portfolio will commence operations on or about August 31, 2001 and we have estimated that absent the expense limitation, the "Other Expenses" for 2001 on an annualized basis for this portfolio would be .20%. Absent the expense limitation, the "Other Expenses" for 2001 for the EQ/Calvert Socially Responsible portfolio would be 1.47%. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.



888-1327                                                        Cat. No. 129548


                                                                         x00249

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B: The following is added to the Prospectuses under "Examples" in the "Fee table" section. (Information about the EQ/Calvert Socially Responsible option is added to the EQUI-VEST Express and EQUI-VEST series 100, 200, 300, 400, 500, 800 prospectuses only, since it already appears in the EQUI-VEST Employer Sponsored prospectus):

"The examples below show the expenses that a hypothetical contract owner or participant would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. (1) We have also assumed that any available optional ratcheted death benefit is not elected. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.489 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) Your contract does not have an annual administrative charge; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table above for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH            1 YEAR       3 YEARS      5 YEARS     10 YEARS
PERIOD SHOWN THE EXPENSES WOULD BE:                       ------------ ------------ ------------ ------------
EQ/Marsico Focus ......................................   $103.57      $159.09      $232.05      $361.66
EQ/Calvert Socially Responsible .......................   $102.52      $156.16      $227.28      $352.04

IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
EACH PERIOD SHOWN THE EXPENSES WOULD BE:
EQ/Marsico Focus ......................................   $ 33.57      $102.38      $173.47      $361.66
EQ/Calvert Socially Responsible .......................   $ 32.52      $ 99.28      $168.40      $352.04

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money"."

C. The footnote under "What is EQUI-VEST?" on the cover page of the EQUI-VEST Employer-Sponsored prospectus relating to the EQ/Calvert Socially Responsible option that states: "**Available only for TSA and EDC Series 100 and 200 contracts." is hereby deleted.


2. APPLICABLE TO THE EQUI-VEST SERIES 800 PROSPECTUS ONLY:

Restated description for pro-rata deduction

The second paragraph under "Charges and Expenses -- Charges under the contracts -- Optional ratcheted death benefit charge" is replaced with:

"We will deduct this charge from your investment options pro rata from the guaranteed interest option and the variable investment options. If you do not have sufficient value in those options, we will deduct the required amounts from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply if we deduct the charge from the fixed maturity options."


3. APPLICABLE TO THE EQUI-VEST SERIES 100 & 300 prospectus only:

When withdrawal charges do not apply

The last four bullet points in the section titled, "When withdrawal charges do not apply" under the section, "Charges and expenses" are deleted in their entirety.


4. THE ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The following paragraph is added as the first paragraph in the section entitled "Tax Information":

"President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA begin to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the current law (2001) will apply again. In general, EGTRRA liberalizes contributions which can be made to all types of tax-favored retirement plans. In addition to increasing amounts which can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation."

2

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5. The new options are hereby added to the "Domestic stock" category of "A" in the Investment Options chart under "Contract features and benefits" in all of the prospectuses except the prospectus for EQUI-VEST Express, which does not have the chart.


6. PORTFOLIO NAME CHANGE

Effective September 4, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity variable investment option and portfolio are changed to EQ/Emerging Markets Equity and all references to the variable investment option and portfolio in the prospectus are changed accordingly.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.




                                        SEPARATE ACCOUNT A OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Robin Wagner
                                           ---------------------
                                        Robin Wagner
                                        Vice President and Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                               ---------------------
                                           Robin Wagner
                                           Vice President and Counsel
                                           The Equitable Life Assurance Society
                                             of the United States



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                    Director, Chairman of the Board and
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:

 Bruce W. Calvert         *Jean-Rene Fourtou          *George T. Lowy
*Henri de Castries        *Norman C. Francis          *Edward D. Miller
*Francoise Colloc'h       *Donald J. Greene           *Didier Pineau-Valencienne
*Christopher M. Condron   *John T. Hartley            *George J. Sella, Jr.
*Claus-Michael Dill       *John H.F. Haskell, Jr.     *Peter J. Tobin
*Joseph L. Dionne         *Mary R. (Nina) Henderson   *Stanley B. Tulin
*Denis Duverne            *W. Edwin Jarmain



*By: /s/ Robin Wagner
   ------------------------
        Robin Wagner
        Attorney-in-Fact



August 9, 2001